Other Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended				12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended							16 Months Ended	19 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2008	Jan. 31, 2011 VirnetX, Inc. [Member]	Jan. 31, 2011 Bechtel SAIC Company, LLC [Member]	Jan. 31, 2011 Research and Development Solutions, LLC [Member] Performance Guarantee [Member]	Mar. 31, 2006 DS And S [Member]	Jul. 31, 2011 DS And S [Member]	Jan. 31, 2011 DS And S [Member]	Jul. 31, 2011 Standby Letters Of Credit [Member]	Jan. 31, 2011 Standby Letters Of Credit [Member]	Jul. 31, 2011 Performance Guarantee [Member]	Jan. 31, 2011 Performance Guarantee [Member]	Jan. 31, 2011 Potential Insurance Claims [Member]	Jan. 31, 2010 Potential Insurance Claims [Member]	Jan. 31, 2011 Restructuring Proposals [Member]	Apr. 30, 2011 Restructuring Proposals [Member]	Jul. 31, 2011 Government Investigations And Reviews [Member]	Jan. 31, 2011 Government Investigations And Reviews [Member]	Jul. 31, 2011 Tax Audits And Reviews [Member]
Estimate of possible loss																	$ 37	$ 34
Ownership interest								30.00%		50.00%
Sale price of business										9
Cash received for repayment of loan										1
Guarantee obligations									350
Deferred gain related to sale of business											9	9
Liability for estimate of loss																					30	30
Unrecognized tax benefits			23	44	31	53																	12
Unrecognized tax benefits accrued interest			5	7																			1
Liabilities for uncertain tax positions																							23
Uncertain tax position related to discontinued operations																							1
Reduction of uncertain tax position from resolution																							5
Amount outstanding													61	52
Portion attributable to advance payment and bonding requirement													6	7
Surety bonds															309	319
Revenues	5,284	5,376	10,921	10,580	9,768														339	450
Cash payment made in exchange for dismissal of lawsuits							200
Percent of proceeds the Company was entitled to receive							35.00%
Proceeds from royalties							56
Legal fees and costs							3
Royalty payments							2
Amount outstanding	$ 0		$ 0